Long-term debt - Equipment financing narrative (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Finance leases		$ 52,851	$ 52,851
MacKellar
Debt Instrument [Line Items]
Finance leases	$ 30,516
Financing obligations	173,430
Finance lease obligations, payments	18,509	18,509
Financing obligations, payments	$ 73,657	$ 73,657	$ 73,657